Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments

12. Lease Commitments

The Company leases certain manufacturing facilities and equipment under long-term leases expiring at various dates. Rental expense for operating leases was $9,525, $11,668, $24,064 and $24,340 for the five months ended May 31, 2010, the seven months December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.

Future minimum payments for all non-cancelable operating leases are as follows:

2013	$19,984
2014	15,615
2015	13,464
2016	7,649
2017	4,753
Thereafter	6,878